SEWARD & KISSEL LLP

901 K Street, N.W.

Suite 800

Washington, DC 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

www.sewkis.com

November 21, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AllianceBernstein Trust - AllianceBernstein Discovery Value Fund
File Nos. 333-51938 and 811-10221
Accession No. 0000919574-12-005846

Dear Sir or Madam:

On behalf of the AllianceBernstein Trust and pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirror the risk/return summary information in a filing, dated November 1, 2012, Accession No. 0000919574-12-005846, to the Prospectus, dated March 1, 2012, as amended October 8, 2012 and November 1, 2012, for the AllianceBernstein Discovery Value Fund (the “Fund”). The purpose of the filing is to submit the XBRL information from the Rule 497 (e) filing, dated November 1, 2012 for the Fund.

Please call me at the above-referenced number if you have any questions regarding the attached.

Sincerely,

/s/ Jeffrey Schellenger

Jeffrey Schellenger

Attachment

Index to Exhibits

Exhibit No.	Description of Exhibits

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase